Property and equipment, net - Schedule of property and equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property and equipment, net
Property and equipment	¥ 276,730		¥ 243,443
Less: accumulated depreciation	(148,653)		(103,836)
Less: impairment provision	(7,292)		0
Property and equipment, net	120,785	$ 17,012	139,607
Machinery and electronic equipment
Property and equipment, net
Property and equipment	197,777		180,264
Transportation vehicles
Property and equipment, net
Property and equipment	5,654		3,897
Office and other equipment
Property and equipment, net
Property and equipment	20,614		15,510
Leasehold improvements
Property and equipment, net
Property and equipment	44,747		43,440
Construction in progress
Property and equipment, net
Property and equipment	¥ 7,938		¥ 332